Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]: Amendment Number: ______

This Amendment (Check only one):

      / / is a restatement
      / / adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           IXIS Asset Management
Address:        (formerly named CDC IXIS Asset Management)
                7, place des Cinq Martyrs du Lycee Buffon
                BP 541 Cedex 15
                Paris, France 75725

Form 13F File Number: 28-10092

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Pascal Delaunay
Title:          Head of Compliance and Risk Management
                IXIS Asset Management
Phone:          011 331 42 792762

Signature, Place, and Date of Signing:

/s/    Pascal Delaunay
--------------------------------------
[Signature]

Paris, France
--------------------------------------
[City, State]

November 12, 2004
--------------------------------------
[Date]

Report Type (Check only one):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NAME                                                        13F FILE NUMBER
----                                                        ---------------
Harris Associates L.P.                                      28-2013
Loomis, Sayles & Company, L.P.                              28-398
Vaughan Nelson Investment Management, L.P.                  28-5840
Westpeak Global Advisors, L.P.                              28-4372

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            96

Form 13F Information Table Value Total:            $485,238 (thousands)

List of Other Included Managers:

(1) Subadvised accounts

---------------------------------------------------------------------------------------------------------------------
                                                                market
                                                                value
                                                              9/30/2004               investment  Other     Voting
Name of Issuer          title of class        cusip            (X$1000)      shares   discretion  Managers  Authority
---------------------------------------------------------------------------------------------------------------------

ALCOA                    common stock       013817101         3,459.47        103,888   Other       (1)    Shared
ALTRIA GROUP INC         common stock       02209S103            12.63            336   Sole                 None
AMERICAN EXPRESS         common stock       025816109        13,398.49        261,281   Other       (1)    Shared
AMERICAN INTL GRP        common stock       026874107        18,603.99        273,991   Other       (1)    Shared
AMGEN INC                common stock       031162100         7,741.06        133,697   Other       (1)    Shared
ANALOG DEVICES           common stock       032654105         5,265.10        136,225   Other       (1)    Shared
ANHEUSER BUSCH ORD       common stock       035229103         3,987.00         79,549   Other       (1)    Shared
APPLE COMPUTER NPV       common stock       037833100            42.90          1,100   Other       (1)    Shared
APPLIED MATERIALS        common stock       038222105         4,032.92        245,610   Other       (1)    Shared
AUTOGENICS SERIES C      common stock                             1.23          1,225   Sole               Sole
AUTOGENICS SERIES F      common stock                             0.19            194   Sole               Sole
AUTOLIV SDR              common stock       000038233         3,783.00         13,000   Sole               Sole
BELLSOUTH                common stock       079860102           249.32          9,200   Other       (1)    Shared
BOSTON SCIENTIFIC        common stock       101137107         2,241.59         57,075   Sole               Sole
BOSTON SCIENTIFIC        common stock       101137107         4,455.55        113,085   Other       (1)    Shared
BURLINGTON NORTH.        common stock       12189T104         3,981.27        103,679   Other       (1)    Shared
CENTURY TEL.ENT.         common stock       156700106           212.35          6,200   Other       (1)    Shared
CISCO SYSTEMS            common stock       17275R102         7,842.63        429,028   Other       (1)    Shared
CITIGROUP                common stock       172967101        10,007.43        224,785   Other       (1)    Shared
CLEAR CHANNEL COMM       common stock       184502102         6,326.54        205,407   Other       (1)    Shared
COCA COLA$0.25           common stock       191216100        10,728.06        249,200   Other       (1)    Shared
COLGATE PALMOLIVE        common stock       194162103         5,785.51        127,154   Other       (1)    Shared
COMCAST CL-A             common stock       20030N101           170.43          6,100   Other       (1)    Shared
COMERICA                 common stock       200340107         4,841.38         82,099   Other       (1)    Shared
CORNING                  common stock       219350105           132.60         12,000   Other       (1)    Shared
COX CIONS CL.A           common stock       224044107           129.09          3,900   Other       (1)    Shared
CVS CORP                 common stock       126650100         8,485.82        201,803   Other       (1)    Shared
DEERE                    common stock       244199105         6,717.82        104,639   Other       (1)    Shared
DELL INC                 common stock       24702R101         9,946.71        280,426   Other       (1)    Shared


-------------------------------------------------------------------------------------------------------------------------
                                                           market
                                                           value
                                                          9/30/2004                    investment  Other     Voting
Name of Issuer        title of class     cusip            (X$1000)            shares   discretion  Managers  Authority
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
DIAMONDS TRUST        common stock       252787106            2,461.13         24,289   Sole                  Sole
DISNEY                common stock       254687106           11,894.09        527,454   Other       (1)       Shared
DU PONT NEM.ORD.      common stock       263534109            2,334.54         55,034   Other       (1)       Shared
ELECTRONIC ARTS       common stock       285512109              127.46          2,720   Other       (1)       Shared
EMERSON ELECTRIC      common stock       291011104           11,687.10        187,956   Other       (1)       Shared
EXXON MOBIL CORP.     common stock       30231G102           19,849.79        412,249   Other       (1)       Shared
FIRST DATA            common stock       319963104              121.10          2,800   Other       (1)       Shared
FNMA                  common stock       313586109            6,073.28         94,895   Other       (1)       Shared
GENENTECH             common stock       368710406              158.10          3,000   Other       (1)       Shared
GENERAL ELECTRIC      common stock       369604103               25.81            960   Sole                  None
GENERAL ELECTRIC NY   common stock       369604103           14,436.01        432,216   Other       (1)       Shared
GOLDMANN SACHS        common stock       38141G104            8,948.16         95,856   Other       (1)       Shared
HCA-HEALTHCARE CO.    common stock       404119109            4,737.33        123,368   Other       (1)       Shared
HEWLETT PACKARD       common stock       428236103              314.84         17,000   Other       (1)       Shared
HILTON HOTELS         common stock       432848109            4,641.29        252,381   Other       (1)       Shared
IBM                   common stock       459200101              342.96          4,000   Sole                  None
IBM                   common stock       459200101            8,898.83        104,520   Other       (1)       Shared
INTEL                 common stock       458140100            9,961.34        493,869   Other       (1)       Shared
INTL PAPER            common stock       460146103            2,124.70         53,519   Other       (1)       Shared
ISHARES S&P 500 IND   common stock       464287200           16,793.20        150,342   Other       (1)       Shared
IVAX CORP             common stock       465823102            5,730.75        297,856   Other       (1)       Shared
JOHNSON JOHNSON       common stock       478160104            4,653.42         81,325   Other       (1)       Shared
JUNIPER NETWORKS      common stock       48203R104               70.38          3,000   Other       (1)       Shared
KOHLS                 common stock       500255104            4,476.91         92,728   Other       (1)       Shared
LOWES                 common stock       548661107            7,103.16        129,738   Other       (1)       Shared
MAXIM INTEGRATED      common stock       57772K101              116.96          2,800   Other       (1)       Shared
MC GRAW HILL ORD.     common stock       580645109              141.93          1,800   Other       (1)       Shared
MEDTRONIC             common stock       585055106            9,530.67        184,882   Other       (1)       Shared
MICROSOFT             common stock       594918104           18,658.28        676,294   Other       (1)       Shared
MICROSTRATEGY         common stock       594972408               83.00          2,000   Other       (1)       Shared
MLIIF US BASIC A2$C   common stock                              883.84         22,196   Sole                  Sole
MORGAN US GROWTH I    common stock                              134.45          7,478   Sole                  Sole
MOTOROLA              common stock       620076109              140.80          8,000   Other       (1)       Shared
MS GLOBAL BRAND A     common stock                              625.18         20,722


-------------------------------------------------------------------------------------------------------------------------
                                                               market
                                                               value
                                                             9/30/2004               investment  Other     Voting
Name of Issuer        title of class        cusip             (X$1000)       shares  discretion  Managers  Authority
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
MS GLOBAL BRAND A     common stock                            5,901.46        195,607   Sole                  Sole
MS GLOBAL BRAND A     common stock                              417.28         13,831   Other       (1)       Shared
MS GLOBAL BRAND USD   common stock                              307.47          8,261   Sole                  Sole
NORTHROP GRUMMAN      common stock        666807102          14,346.67        269,928   Other       (1)       Shared
OMNICOM GROUP INC     common stock        681919106             145.90          2,000   Other       (1)       Shared
ORACLE CORP COM       common stock        68389X105           5,239.18        458,772   Other       (1)       Shared
PENNEY (J.C.)         common stock        708160106          11,012.79        307,534   Other       (1)       Shared
PEPSICO               common stock        713448108          11,478.93        233,549   Other       (1)       Shared
PETCO ANIMAL SUPPLIE  common stock        716016209           5,497.27        166,584   Other       (1)       Shared
PFIZER                common stock        717081103          15,429.72        493,751   Other       (1)       Shared
PIONEER NATURAL RES.  common stock        723787107             653.12         19,266   Other       (1)       Shared
PRAXAIR               common stock        74005P104           2,236.65         53,125   Sole                  Sole
PRAXAIR               common stock        74005P104           5,160.59        122,434   Other       (1)       Shared
QUALCOMM              common stock        747525103             309.59          8,000   Other       (1)       Shared
RAYMOND JAMES FIN     common stock        754730109               0.02              1   Sole                  Sole
RAYTHEON              common stock        755111507           5,065.54        137,688   Other       (1)       Shared
RYDER SYSTEM INC      common stock        783549108           4,813.65        103,054   Other       (1)       Shared
SAUER INC             common stock        804137107              13.14          1,000   Sole                  Sole
SBC COMM INC SHS      common stock        78387G103           9,710.22        372,610   Other       (1)       Shared
SCHERING-PLGH ORD.    common stock        806605101           3,695.08        194,478   Other       (1)       Shared
SPDR TRUST S1         common stock        78462F103           3,990.30         35,989   Sole                  Sole
STATE BANK OF INDIA   common stock        856552203           4,525.00        181,000   Sole                  Sole
STATE STREET          common stock        857477103           8,806.91        208,942   Other       (1)       Shared
SYMANTEC CORP         common stock        871503108             107.22          2,000   Other       (1)       Shared
TEXAS INSTRUMENTS     common stock        882508104           3,966.04        185,329   Other       (1)       Shared
TIME WARNER INC       common stock        887317105             426.13         26,600   Other       (1)       Shared
UNITED PARCEL CL B    common stock        911312106           9,483.81        125,497   Other       (1)       Shared
UNUMPROVIDENT         common stock        91529Y106           4,072.67        263,603   Other       (1)       Shared
VARIAN ASSOCIATES     common stock        92220P105           5,458.60        158,450   Other       (1)       Shared
VERIZON COMMUNICAT    common stock        92343V104           4,976.11        125,501   Other       (1)       Shared
VIACOM CL.B           common stock        925524308             313.92          9,600   Other       (1)       Shared
WAL-MART STORES       common stock        931142103           5,525.52        105,008   Other       (1)       Shared
WELLS FARGO           common stock        949746101          11,288.36        189,561   Other       (1)       Shared